Commitments and contingencies (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)
Other Commitments [Line Items]
Loans Payable to Bank, Noncurrent	$ 6,255		$ 0
Collateral Pledged [Member]
Other Commitments [Line Items]
Loans Payable to Bank, Noncurrent		$ 215,320	27,610
Leasehold land and buildings
Other Commitments [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			52,100
Leasehold land and buildings | Collateral Pledged [Member]
Other Commitments [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			$ 53,000